PREPAID EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Prepaid Expenses
SCHEDULE OF PREPAID EXPENSES

The prepaid expenses as of March 31, 2025 and September 30, 2024 were as follows:

	March 31, 2025	September 30, 2024
Software license	$1,134	$8,000
Prepaid rents	-	2,000
SEC filing fees	3,440	4,728
Other	5,850	4,558
Total	$10,424	$19,286

The prepaid expenses for the years ended September 30, 2024 and 2023 were as follows:

	September 30, 2024	September 30, 2023
Software license	$8,000	$8,000
Insurance	-	3,410
Prepaid rents	2,000	-
SEC filing fees	4,728	-
Other	4,558	1,350
Total	$19,286	$12,760